Schedule 1 - Condensed Statements of Cash Flow (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities:	¥ 437,250	$ 59,904	¥ 406,516	¥ 765,705
Cash Flows from Investing Activities:
Purchase of short-term investments	(6,441,705)	(882,510)	(11,445,715)	(17,083,380)
Proceeds from maturity of short-term investments	7,891,955	1,081,193	10,683,916	17,023,969
Purchase of long-term investments	(1,012,319)	(138,687)	(200,668)
Proceeds from early redemption of long-term investments	71,957	9,858
Prepaid investments				69,426
Net cash used in investing activities	291,637	39,953	(1,172,960)	(139,819)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	7,225	990	11,710	9,729
Payment for share repurchase	(106,979)	(14,656)	(526,025)	(67,022)
Dividend to shareholders	(158,671)	(21,738)
Net cash used in financing activities	(198,579)	(27,205)	(377,238)	(57,457)
Effect of exchange rate changes on cash and cash equivalents	2,577	353	26,173	37,723
Net increase/(decrease) in cash and cash equivalents	532,885	73,005	(1,117,509)	606,152
Total cash and cash equivalents and restricted cash at beginning of year	974,026	133,441	2,091,535	1,485,383
Total cash and cash equivalents and restricted cash at end of year	1,506,911	206,446	974,026	2,091,535
Waterdrop Inc. [Member]
Cash Flows from Operating Activities:	1,615,062	221,263	621,178	534,951
Cash Flows from Investing Activities:
Purchase of short-term investments	(2,066,920)	(283,167)	(1,376,678)	(1,486,449)
Proceeds from maturity of short-term investments	2,132,554	292,159	1,140,429	1,621,770
Investment in subsidiaries	(14,664)	(2,009)	(5,938)	(178,395)
Purchase of long-term investments	(1,009,619)	(138,317)	(57,550)
Proceeds from early redemption of long-term investments	35,979	4,929
Prepaid investments				(69,426)
Net cash used in investing activities	(922,670)	(126,405)	(299,737)	(112,500)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	7,225	990	11,710	9,729
Payment for share repurchase	(106,979)	(14,656)	(526,025)	(67,022)
Dividend to shareholders	(158,671)	(21,738)
Net cash used in financing activities	(258,425)	(35,404)	(514,315)	(57,293)
Effect of exchange rate changes on cash and cash equivalents	21,208	2,905	(24,678)	(21,824)
Net increase/(decrease) in cash and cash equivalents	455,175	62,359	(217,552)	343,334
Total cash and cash equivalents and restricted cash at beginning of year	134,265	18,394	351,817	8,483
Total cash and cash equivalents and restricted cash at end of year	¥ 589,440	$ 80,753	¥ 134,265	¥ 351,817